REVENUE AND DEFERRED REVENUE	12 Months Ended
Dec. 31, 2021
REVENUE AND DEFERRED REVENUE
REVENUE AND DEFERRED REVENUE

4. REVENUE AND DEFERRED REVENUE

The following table presents the Group’s revenues from contracts with customers disaggregated by material revenue category:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Online subscriptions:
Recognized over time	106,163	429,633	831,363	130,459
Recognized at a point in time	1,246	833	982	154
	107,409	430,466	832,345	130,613
Offline products and others recognized at a point in time	111,247	101,449	112,377	17,634
Total revenues	218,656	531,915	944,722	148,247

4. REVENUE AND DEFERRED REVENUE (Continued)

Contract cost

Deferred channel costs were recorded under “Prepayment and other current assets” (Note 6). For the years ended December 31, 2019, 2020 and 2021, the Group recognized RMB22,381, RMB89,444 and RMB170,068 (US$26,687), respectively, of amortization of deferred channel costs as “Cost of revenues”. There was no impairment recognized to the deferred channel costs during the years ended December 31, 2019, 2020 and 2021.

Deferred revenue and customer advances

Deferred revenue and customer advances primarily consist of deferred revenue from online subscriptions and advanced consideration received from customers for the sales of offline products and others, which are recognized as contract liability until services are provided to the customer and products are delivered at customers.

Revenue recognized during the year ended December 31, 2021 that was included in the deferred revenue and customer advances balance of RMB268,613 at January 1, 2021 was RMB262,437 (US$41,182).